Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies [Abstract]
Basis of preparation	Basis of preparation
The consolidated financial statements are presented in thousands of U.S. dollars and all values are rounded to the nearest thousand dollars, except where otherwise indicated.
Compliance with IFRSs
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), IFRIC Interpretations (“IFRIC”), and SIC Interpretations (“SIC”) issued by the International Accounting Standards Board (“IASB”) (collectively, “IFRSs”).
Basis of accounting
The consolidated financial statements have been prepared, except for cash flow information, using the accrual basis of accounting.
The consolidated financial statements have been prepared on the historical cost basis, except for the revaluation of certain financial instruments that are measured at fair values at the end of each reporting period.
All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
i.Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities
ii.Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
iii.Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data
For assets and liabilities that are recognized in the consolidated financial statements at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
Current/non-current distinction
Current and non-current assets, and current and non-current liabilities, are presented as separate classifications in the consolidated statement of financial position.
An asset is classified as current when:
•it expects to realize the asset, or intends to sell or consume it, in its normal operating cycle
•it holds the asset primarily for the purpose of trading
•it expects to realize the asset within twelve months after the reporting period; or
•the asset is cash or a cash equivalent unless the asset is restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.
A liability is classified as current when:
•it expects to settle the liability in its normal operating cycle
•it holds the liability primarily for the purpose of trading
•the liability is due to be settled within twelve months after the reporting period
•it does not have the right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period.
All other assets and liabilities are classified as non-current.

New and amended IFRSs that are effective for the current year	New and amended IFRSs that are effective for the current yearThe Company has applied Amendments to IFRS 3 “Reference to the Conceptual Framework”, Amendments to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use”, Amendments to IAS 37 “Onerous Contracts - Cost of Fulfilling a Contract” and “Annual Improvements to IFRS Standards 2018-2020” that are mandatorily effective for the accounting period that began on or after 1 January 2022. The application has not had any material impact on the disclosures or on the amounts reported in the Company’s consolidated financial statements.
New and amended IFRSs in issue but not yet effective	New and amended IFRSs in issue but not yet effective

New IFRSs	Effective Date Announced by IASB
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture” (Note ii)	To be determined by IASB
IFRS 17 “Insurance Contracts” (Note i)	January 1, 2023
Amendments to IFRS 17 (Note i)	January 1, 2023
Amendments to IFRS 17 “Initial Application of IFRS 17 and IFRS 9 - Comparative Information” (Note i)	January 1, 2023
Amendments to IAS 1 “Disclosure of Accounting Policies” (Note ii)	January 1, 2023
Amendments to IAS 1 “Classification of Liabilities as Current or Non-current” (Note ii)	January 1, 2024
Amendments to IAS 1 “Non-current Liabilities with Covenants” (Note ii)	January 1, 2024
Amendments to IAS 8 “Definition of Accounting Estimates” (Note ii)	January 1, 2023
Amendments to IAS 12 “Deferred Tax related to Assets and Liabilities arising from a Single Transaction” (Note i)	January 1, 2023
Amendments to IFRS 16 "Lease Liability in a Sale and Leaseback" (Note i)	January 1, 2024
i.The Company does not expect that the application of the above standards and interpretations will have a material impact on the consolidated financial statements of the Company in future periods.
ii.The Company anticipates that the application of these amendments may have an impact on the consolidated financial statements in future periods should such transactions arise.

Basis of consolidation	Basis of consolidation
The consolidated financial statements incorporate the financial statements of Gogoro and entities controlled by Gogoro (its subsidiaries) made up to December 31 each year. Control is achieved when Gogoro:
•has the power over the investee
•is exposed, or has rights, to variable returns from its involvement with the investee
•has the ability to use its power to affect its returns
Gogoro reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used into line with the Company’s accounting policies.
All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the entities of the Company are eliminated on consolidation.
Information about the composition of the Company at the end of the reporting period is as follows:

			% of Ownership
			December 31
Investor	Investee	Principal Activities	2022	2021
Gogoro Inc.	Gogoro Taiwan Limited	Manufacture and research and development of electric scooters and bikes	100	100
	Gogoro Network	Provision of energy services to consumers using battery swapping system	100	100
	Gogoro Europe B.V. (Note i)	Holding company	100	100
	Gogoro Network Pte. Ltd.	Holding company	100	100
	GoShare Pte. Ltd.	Holding company	100	100
	Starship Merger Sub II Limited (Note ii)	Holding company	100	100
	Gogoro Singapore Holding Pte. Ltd. (Note v)	Holding company	—	100
Gogoro Taiwan Limited	Gogoro Taiwan Sales and Services Limited	Sale of electric scooters and related products and provision of after-sale services	100	100
	GoPocket Taiwan Limited	Issuance of reward points	100	100
	Gogoro Singapore Holding Pte. Ltd. (Note v)	Holding company	100	—
GoShare Pte. Ltd.	GoShare Taiwan Limited	Provision of electric scooters free float sharing services	100	100
Gogoro Network Pte. Ltd.	Gogoro B.V.	Holding company	100	100
	Gogoro Network B.V.	Holding company	100	100
	Rui Li Trading (Shanghai) Limited (Note iv)	Holding company	—	—
	Gogoro India Private Limited (Note vi)	Manufacture and sale of electric scooters and related products and provision of after-sale services	100	—
Gogoro Singapore Holding Pte. Ltd. (Note v)	Gogoro Europe Sales and Services B.V.	Sale of electric scooters and related products	100	100
	Rui Yi Trading (Shanghai) Limited (Note iii)	Holding company	100	—
i.Gogoro Europe B.V. was approved to dissolve its business in November 2020. As of December 31, 2022, the liquidation of Gogoro Europe B.V. was in process. The liquidation was subsequently completed on February 1, 2023.
ii.Starship Merger Sub II Limited was incorporated as an exempted company with limited liability under the laws of Cayman Islands in August 2021.
iii.Rui Yi Trading (Shanghai) Limited had no paid-in capital as of December 31, 2021.
iv.Rui Li Trading (Shanghai) Limited had no paid-in capital as of December 31, 2022 and 2021.
v.Gogoro Singapore Holding Pte. Ltd. was acquired as a wholly-owned subsidiary by Gogoro Taiwan Limited from Gogoro Inc. in May 2022.
vi.Gogoro India Private Limited was incorporated as a company limited by shares under the laws of India in September 2022.

Foreign currencies	Foreign currenciesIn preparing the financial statements of the Company entities, transactions in currencies other than the entity’s functional currency (foreign currencies) are recognized at the rates of exchange prevailing on the dates of the transactions. At each reporting date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are translated at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated. Exchange differences are recognized in profit or loss in the period in which they arise.For the purpose of presenting consolidated financial statements, the assets and liabilities of the Company’s foreign operations are translated at exchange rates prevailing on the reporting date. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the date of transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in a foreign exchange translation reserve.
Inventories	InventoriesInventories consist of raw materials, semi-finished goods and merchandise and are stated at the lower of cost and net realizable value. Cost comprises direct materials and, where applicable, direct labour costs and those overheads that have been incurred in bringing the inventories to their present location and condition. Cost is calculated using the weighted average cost method. Inventories are written down to net realizable value item by item, except for when it is appropriate to group similar or related items. Net realizable value represents the estimated selling price less all estimated costs of completion and costs to be incurred in marketing, selling and distribution.
Property, plant and equipment	Property, plant and equipment
Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses.
Property, plant and equipment in the course of construction are measured at cost less any recognized impairment loss. Cost includes professional fees and borrowing costs eligible for capitalization. Samples produced when testing whether an item of property, plant and equipment is functioning properly before that asset reaches its intended use are measured at the lower of cost or net realizable value, and any proceeds from selling those samples and the cost of those samples are recognized in profit or loss. Such assets are classified to the appropriate categories of property, plant and equipment and depreciated when completed and ready for their intended use.
Depreciation is recognized to write off the cost or valuation of assets less their residual values over their useful lives, using the straight-line method.
The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.
Leasehold improvements are depreciated over the shorter period of the lease term and the useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related leasehold improvement is depreciated over the useful life of the underlying asset.
An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. The gain or loss arising on the disposal or retirement of an asset is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.
At each reporting date, the Company reviews the carrying amounts of its property, plant and equipment to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment loss (if any). Where the asset does not generate cash flows that are independent from other assets, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise, they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.
Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.
Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss to the extent that it eliminates the impairment loss which has been recognized for the asset in prior years.

Intangible assets	Intangible assets
Intangible assets acquired separately
Intangible assets with finite useful lives that are acquired separately are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized on a straight-line basis over their estimated useful lives. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.
Derecognition of intangible assets
An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.
Impairment of intangible assets
At each reporting date, the Company reviews the carrying amounts of its intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment loss (if any). Where the asset does not generate cash flows that are independent from other assets, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise, they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.
Intangible assets with an indefinite useful life are tested for impairment at least annually and whenever there is an indication at the end of a reporting period that the asset may be impaired.
Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.
Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss to the extent that it eliminates the impairment loss which has been recognized for the asset in prior years.

Financial instruments	Financial instruments
Financial assets and financial liabilities are recognized in the Company’s statement of financial position when the Company becomes a party to the contractual provisions of the instrument.
Financial assets and financial liabilities are initially measured at fair value, except for trade receivables that do not have a significant financing component which are measured at transaction price. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.
Financial assets
All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.
All recognized financial assets are measured subsequently in their entirety at either amortized cost or fair value, depending on the classification of the financial assets.
i.Cash and cash equivalents
Cash equivalents are short-term with original maturity of three months or less, highly liquid investments that are readily convertible to a known amount of cash and which are subject to an insignificant risk of changes in value. Cash equivalents are held for the purpose of meeting short-term cash commitments rather for investment or other purposes.
Bank balances for which use by the Company is subject to third party contractual restrictions are included as part of cash unless the restrictions result in a bank balance no longer meeting the definition of cash. If the contractual restrictions to use the cash extend beyond 12 months after the end of the reporting period, the related amounts are classified as non-current in the statement of financial position.
ii.Classification of financial assets
Debt instruments that meet the following conditions are measured subsequently at amortized cost:
•The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets at amortized cost
The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating interest income over the relevant period.
For financial assets other than purchased or originated credit-impaired financial assets, the effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition. For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated by discounting the estimated future cash flows, including expected credit losses, to the amortized cost of the debt instrument on initial recognition.
The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortized cost of a financial asset before adjusting for any loss allowance.
Interest income is recognized using the effective interest method for debt instruments measured subsequently at amortized cost. For financial assets other than purchased or originated credit-impaired financial assets, interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired. For financial assets that have subsequently become credit-impaired, interest income is recognized by applying the effective interest rate to the amortized cost of the financial asset. If, in subsequent reporting periods, the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognized by applying the effective interest rate to the gross carrying amount of the financial asset.
iii.Foreign exchange gains and losses
The carrying amount of financial assets that are denominated in a foreign currency is determined in that foreign currency and translated at the spot rate at the end of each reporting period. Specifically, for financial assets measured at amortized cost that are not part of a designated hedging relationship, exchange differences are recognized in profit or loss.
iv.Impairment of financial assets
The Company recognizes a loss allowance for expected credit losses on investments in debt instruments that are measured at amortized cost. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.
The Company always recognizes lifetime expected credit losses (ECL) for trade receivables. The expected credit losses on these financial assets are estimated using a provision matrix based on the Company’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.
For all other financial instruments, the Company recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition. However, if the credit risk on the financial instrument has not increased significantly since initial recognition, the Company measures the loss allowance for that financial instrument at an amount equal to 12-month ECL.
Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.
Significant increase in credit risk
In assessing whether the credit risk on a financial instrument has increased significantly since initial recognition, the Company compares the risk of a default occurring on the financial instrument at the reporting date with the risk of a default occurring on the financial instrument at the date of initial recognition. In making this assessment, the Company considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort. Forward-looking information includes the future prospects of the industries in which the Company’s debtors operate as well as consideration of various external sources of actual and forecast economic information that relates to the Company’s core operations.
In particular, the following information is taken into account when assessing whether credit risk has increased significantly since initial recognition:
•existing or forecast adverse changes in business, financial or economic conditions that are expected to cause a significant decrease in the debtor’s ability to meet its debt obligations;
•an actual or expected significant deterioration in the operating results of the debtor;
•significant increases in credit risk on other financial instruments of the same debtor; and
•an actual or expected significant adverse change in the regulatory, economic, or technological environment of the debtor that results in a significant decrease in the debtor’s ability to meet its debt obligations.
Irrespective of the outcome of the above assessment, the Company presumes that the credit risk on a financial asset has increased significantly since initial recognition when contractual payments in relation to battery swapping service are more than 30 days past due and when contractual payments in relation to other products and services are more than 90 days past due, unless the Company has reasonable and supportable information that demonstrates otherwise.
Despite the foregoing, the Company assumes that the credit risk on a financial instrument has not increased significantly since initial recognition if the financial instrument is determined to have low credit risk at the reporting date. A financial instrument is determined to have low credit risk if:
•the financial instrument has a low risk of default;
•the debtor has a strong capacity to meet its contractual cash flow obligations in the near term; or
•adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfill its contractual cash flow obligations
The Company considers a financial asset to have low credit risk when the counterparty has no past due amounts.
The Company regularly monitors the effectiveness of the criteria used to identify whether there has been a significant increase in credit risk and revises them as appropriate to ensure that the criteria are capable of identifying significant increase in credit risk before the amount becomes past due.
Definition of default
The Company considers the following as constituting an event of default for internal credit risk management purposes as historical experience indicates that financial assets that meet either of the following criteria are generally not recoverable:
•when there is a breach of contracts by the debtor; or
•information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Company, in full without taking into account any collateral held by the Company.
Irrespective of the above analysis, the Company considers that default has occurred when a financial asset in relation to battery swapping service is more than 120 days past due and when a financial asset in relation to other products or services is more than 365 days past due unless the Company has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.
Credit-impaired financial assets
A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:
•significant financial difficulty of the debtor;
•a breach of contract, such as a default or past due event;
•the lenders of the debtor, for economic or contractual reasons relating to the debtor’s financial difficulty, having granted to the debtor concessions that the lenders would not otherwise consider; or
•it is becoming probable that the debtor will enter bankruptcy or other financial reorganization.
Write-off policy
The Company writes off a financial asset when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, e.g. when the debtor has been placed under liquidation or has entered into bankruptcy proceedings. Financial assets written off may still be subject to enforcement activities under the Company’s recovery procedures, taking into account legal advice where appropriate. Any recoveries made are recognized in profit or loss.
Measurement and recognition of expected credit losses
The measurement of expected credit losses is a function of the probability of default, loss given default and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information as described above. As for the exposure at default, for financial assets, this is represented by the assets’ gross carrying amount at the reporting date; for financial guarantee contracts, the exposure includes the amount of guaranteed debt that has been drawn down as at the reporting date, together with any additional guaranteed amounts expected to be drawn down by the borrower in the future by default date determined based on historical trend, the Company’s understanding of the specific future financing needs of the debtors, and other relevant forward-looking information.
For financial assets, the expected credit loss is estimated as the difference between all contractual cash flows that are due to the Company in accordance with the contract and all the cash flows that the Company expects to receive, discounted at the original effective interest rate. For a lease receivable, the cash flows used for determining the expected credit losses is consistent with the cash flows used in measuring the lease receivable in accordance with IFRS 16.
If the Company has measured the loss allowance for a financial instrument at an amount equal to lifetime ECL in the previous reporting period, but determines at the current reporting date that the conditions for lifetime ECL are no longer met, the Company measures the loss allowance at an amount equal to 12-month ECL at the current reporting date, except for assets for which the simplified approach was used.
The Company recognizes an impairment gain or loss in profit or loss for all financial instruments with a corresponding adjustment to their carrying amount through a loss allowance account.
v.Derecognition of financial assets
The Company derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Company neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Company recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Company retains substantially all the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.
On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.
Equity instruments
Debt and equity instruments issued by Gogoro are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by Gogoro are recognized at the proceeds received, net of direct issue costs.
Repurchase of Gogoro’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of Gogoro’s own equity instruments.
Financial liabilities
All financial liabilities are measured subsequently at amortized cost using the effective interest method or at fair value through profit or loss (“FVTPL”).
i.Subsequent measurement
Financial liabilities at FVTPL
Financial liabilities are classified as at FVTPL when the financial liability is:
•contingent consideration of an acquirer in a business combination;
•held for trading; or
•it is designated as at FVTPL.
A financial liability is classified as held for trading if either:
•it has been acquired principally for the purpose of repurchasing it in the near term;
•on initial recognition it is part of a portfolio of identified financial instruments that the Company manages together and has a recent actual pattern of short-term profit-taking; or
•it is a derivative, except for a derivative that is a financial guarantee contract or a designated and effective hedging instrument.
A financial liability other than a financial liability held for trading or contingent consideration of an acquirer in a business combination may be designated as at FVTPL upon initial recognition if either:
•such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise;
•the financial liability forms part of a group of financial assets or financial liabilities or both, which is managed and its performance is evaluated on a fair value basis, in accordance with the Company’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or
•it forms part of a contract containing one or more embedded derivatives, and IFRS 9 permits the entire combined contract to be designated as at FVTPL.
Financial liabilities at FVTPL are measured at fair value, with any gains or losses arising on changes in fair value recognized in profit or loss to the extent that they are not part of a designated hedging relationship. The net gain or loss recognized in profit or loss incorporates any interest paid on the financial liability.
However, for financial liabilities that are designated as at FVTPL, the amount of change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability is recognized in other comprehensive income, unless the recognition of the effects of changes in the liability’s credit risk in other comprehensive income would create or enlarge an accounting mismatch in profit or loss. The remaining amount of change in the fair value of liability is recognized in profit or loss. Changes in fair value attributable to a financial liability’s credit risk that are recognized in other comprehensive income are not subsequently reclassified to profit or loss; instead, they are transferred to retained earnings upon derecognition of the financial liability.
Financial liabilities at amortized cost
Financial liabilities that are not contingent consideration of an acquirer in a business combination, held-for-trading, or designated as at FVTPL, are measured subsequently at amortized cost using the effective interest method.
The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments, including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts, through the expected life of the financial liability, or where appropriate a shorter period, to the amortized cost of a financial liability.
ii.Foreign exchange gains and losses
For financial liabilities that are denominated in a foreign currency and are measured at amortized cost at the end of each reporting period, the foreign exchange gains and losses are determined based on the amortized cost of the instruments. These foreign exchange gains and losses are recognized in profit or loss for financial liabilities that are not part of a designated hedging relationship.
The fair value of financial liabilities denominated in a foreign currency is determined in that foreign currency and translated at the spot rate at the end of the reporting period. For financial liabilities that are measured as at FVTPL, the foreign exchange component forms part of the fair value gains or losses and is recognized in profit or loss for financial liabilities that are not part of a designated hedging relationship.
iii.Derecognition of financial liabilities
The Company derecognizes financial liabilities when, and only when, the Company’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.
When the Company exchanges with the existing lender one debt instrument into another one with substantially different terms, such exchange is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. Similarly, the Company accounts for substantial modification of terms of an existing liability or part of it as an extinguishment of the original financial liability and the recognition of a new liability. It is assumed that the terms are substantially different if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective interest rate is at least 10 per cent different from the discounted present value of the remaining cash flows of the original financial liability. If the modification is not substantial, the difference between the carrying amount of the liability before the modification and the present value of the cash flows after modification is recognized in profit or loss.
Provisions	Provisions
Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that the Company will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows when the effect of the time value of money is material.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.
Warranties
Provisions for the expected cost of warranty obligations under local sale of goods legislation are recognized at the date of sale of the relevant products, at the management’s best estimate of the expenditure required to settle the Company’s obligations.

Revenue recognition	Revenue recognition
Revenue is measured based on the consideration to which the Company expects to be entitled in a contract with a customer and excludes amounts collected on behalf of third parties. The Company recognizes revenue when it transfers control of a product or service to a customer.
Revenue from sales of hardware
Revenue is recognized when the control of the electric scooters is transferred to the dealerships, retailers or customers. The transaction price of sales of electric scooters received in advance in most of the transactions is recognized as a contract liability at the time of the initial sales transaction and is released when control is transferred. Warranties associated with the sale of electric scooters cannot be purchased separately and serve as an assurance that the products sold comply with the agreed-upon specifications. Accordingly, the Company accounts for warranties in accordance with IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” (Note 15).
Revenue from battery swapping service
Revenue from battery swapping service is billed in arrears based on the service plan chosen by customers. For monthly fixed fee plans, monthly charges are recognized as revenue on a straight-line basis over the period when performance obligation is satisfied. For usage plans that contain both monthly fixed fees and variable charges by usage, revenues are recognized based on the usage in accordance with contract terms in addition to fixed monthly charges.
Service revenue
Service revenue mainly includes maintenance services of electric scooters, extended warranty service separately purchased by customers and leasing service of electric scooters. Revenue is recognized over the period in which the services are performed.

Leases	Leases
The Company as lessee
The Company assesses whether a contract is, or contains, a lease, at inception of the contract. The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases defined as leases with a lease term of 12 months or less and leases of low value assets. For these leases, the Company recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.
The lease liabilities are initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate.
The incremental borrowing rate depends on the term, currency and start date of the lease. The lease liabilities are subsequently measured by increasing the carrying amounts to reflect interest on the lease liabilities using the effective interest method and by reducing the carrying amounts to reflect the lease payments made. The lease liabilities are presented as a separate line in the consolidated statement of financial position.
Lease payments included in the measurement of the lease liability comprise:
•fixed lease payments, including in-substance fixed payments, less any lease incentives receivable;
•variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
•the amount expected to be payable by the lessee under residual value guarantees;
•the exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and
•payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.
The Company remeasures a lease liability and makes a corresponding adjustment to the related right-of-use asset whenever:
•the lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;
•the lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used); or
•a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.
The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. The right-of-use assets are subsequently measured at cost less accumulated depreciation and impairment losses. The right-of-use assets are presented as a separate line in the consolidated statement of financial position.
Whenever the Company incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognized and measured under IAS 37. To the extent that the costs relate to a right-of-use asset, the costs are included in the related right-of-use asset, unless those costs are incurred to produce inventories.
Right-of-use assets are depreciated over the shorter period of lease term and useful life of the right-of-use asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.
The Company applies IAS 36 to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss.
Variable rents that do not depend on an index or rate are not included in the measurement the lease liability and the right-of-use asset. The related payments are recognized as an expense in the period in which the event or condition that triggers those payments occurs.
As a practical expedient, IFRS 16 permits a lessee not to separate non-lease components, and instead account for any lease and associated non-lease components as a single arrangement.

Borrowing costs	Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.
All other borrowing costs are recognized in profit or loss in the period in which they are incurred.

Government grants	Government grants
Government grants are not recognized until there is reasonable assurance that the Company will comply with the conditions attaching to them and that the grants will be received.
Government grants are recognized in profit or loss on a systematic basis over the periods in which the Company recognizes as expenses the related costs for which the grants are intended to compensate. Specifically, government grants whose primary condition is that the Company should purchase, construct or otherwise acquire non-current assets (including property, plant and equipment) are recognized as deferred income in the consolidated statement of financial position and transferred to profit or loss on a systematic and rational basis over the useful lives of the related assets.
Government grants that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related costs are recognized in profit or loss in the period in which they become receivable.

Employee benefits	Employee benefits
Retirement and termination benefit costs
Payments to defined contribution retirement benefit plans are recognized as an expense when employees have rendered service entitling them to the contributions. Payments made to state-managed retirement benefit plans are accounted for as payments to defined contribution plans where the Company’s obligations under the plans are equivalent to those arising in a defined contribution retirement benefit plan.
A liability for a termination benefit is recognized at the earlier of when the entity can no longer withdraw the offer of the termination benefit and when the entity recognizes any related restructuring costs.
Short-term and other long-term employee benefits
Liabilities recognized in respect of short-term employee benefits, including wages and salaries, annual leave and sick leave in the period the related service is rendered at the undiscounted amount of the benefits expected to be paid in exchange for that service.
Liabilities recognized in respect of other long-term employee benefits are measured at the present value of the estimated future cash outflows expected to be made by the Company in respect of services provided by employees up to the reporting date.

Share-based payment arrangements	Share-based payment arrangements
Share-based payment transactions of Gogoro
Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date. The fair value excludes the effect of non-market-based vesting conditions.
The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of the number of equity instruments that will eventually vest. At each reporting date, the Company revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market-based vesting conditions. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to reserves.
Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the entity obtains the goods or the counterparty renders the service.
The Company recognizes stock exchange listing service received in acquiring a special purpose acquisition company as part of a share-based payment transaction, measured as the difference between the fair value of the equity instruments issued to acquire the special purpose acquisition company and the fair value of the identifiable net assets acquired.

Taxation	Taxation
The income tax expense represents the sum of the tax currently payable and deferred tax.
Current tax
The tax currently payable is based on taxable profit for the year. Taxable profit differs from net profit as reported in profit or loss because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.
A provision is recognized for those matters for which the tax determination is uncertain but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable. The assessment is based on the judgement of tax professionals within the Company supported by previous experience in respect of such activities and in certain cases based on specialist independent tax advice.
Deferred tax
Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for using the liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from the initial recognition of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, a deferred tax liability is not recognized if the temporary difference arises from the initial recognition of goodwill.
Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries, associates and joint ventures, except where the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realized based on tax laws and rates that have been enacted or substantively enacted at the reporting date.
The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.
Current tax and deferred tax for the year
Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively.